Business acquisitions and dispositions - Acquisition of Cieslok Media Ltd. Narrative (Details) shares in Millions, $ in Millions	Jan. 05, 2018 CAD ($) shares	Jan. 03, 2017 CAD ($)
Cieslok Media
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 161
Cash transferred		$ 161
Major business combination | AlarmForce
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 182
Cash transferred	181
Equity interests of acquirer	$ 1
Number of instruments or interests issued or issuable | shares	0.0